Employee Benefit Plans - Funding Policy (Details) - Retirement Plan Tax Status [Domain] $ in Millions	Dec. 31, 2019 USD ($)
U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 350
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 90